High Yield Bond Portfolio
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.0%
	Aerospace/Defense—1.3%
$ 6,650,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$6,981,203
775,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	774,953
5,625,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	5,670,141
8,025,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	7,727,674
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,016,000
	TOTAL	24,169,971
	Automotive—5.0%
5,300,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	5,058,187
800,000	Adient US LLC, 144A, 7.000%, 5/15/2026	858,096
1,100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	1,214,813
300,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	291,090
4,450,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	4,313,719
250,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	263,518
3,675,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	3,844,509
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,333,281
425,000	Dana, Inc., 5.625%, 6/15/2028	439,507
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	587,400
2,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	2,629,725
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	498,988
3,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	3,590,641
4,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	4,127,991
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,948,750
3,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	3,109,501
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,692,253
2,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	2,752,330
3,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,754,937
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,607,062
5,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	5,172,750
1,200,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	1,137,000
2,475,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	2,408,942
1,100,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,147,438
2,375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,512,596
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,709,696
4,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	4,628,139
5,050,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	5,056,211
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	577,734
12,050,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	12,521,757
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	5,280,106
	TOTAL	89,068,667
	Building Materials—2.2%
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	814,352
8,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	8,548,860
8,075,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	8,194,510
1,050,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	1,063,781
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,046,060

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 6,350,000		Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	$6,683,375
2,875,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,843,001
1,350,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	1,386,180
9,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,516,508
		TOTAL	40,096,627
		Cable Satellite—8.0%
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,807,344
3,900,000		CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,017,000
3,450,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	3,592,313
1,100,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,148,296
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,318,194
5,575,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	5,786,570
7,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	7,858,467
3,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	3,975,000
5,850,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,155,662
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	705,179
6,025,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	6,331,672
5,350,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	5,570,688
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,987,475
925,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	943,731
7,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	7,721,933
5,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,320,680
5,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	6,038,001
1,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,479,859
4,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	5,060,476
3,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,119,531
6,175,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,796,359
1,400,000		DISH Network Corp., Sr. Unsecd. Note, 144A, 7.375%, 7/1/2028	1,443,750
4,650,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	4,643,025
2,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,602,315
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,296,785
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,669,500
1,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	1,467,219
5,950,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	6,104,938
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	3,495,234
850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	886,720
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	3,635,128
9,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,326,750
1,525,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,519,281
2,200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,262,568
2,550,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,741,352
2,075,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	2,120,391
1,525,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,547,692
4,843,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	5,081,978
3,575,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,704,594
		TOTAL	143,283,650
		Chemicals—2.8%
2,150,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	2,173,962
5,100,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	5,195,625
725,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	745,844

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 5,325,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	$5,452,028
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,380,281
3,050,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,998,531
4,925,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	4,948,886
2,550,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,738,062
9,800,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	9,959,250
3,175,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,277,854
7,275,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	7,723,395
1,800,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	1,862,235
	TOTAL	50,455,953
	Construction Machinery—0.5%
4,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	4,310,125
725,000	United Rentals North America, Inc., Term Loan - 2nd Lien, 3.875%, 11/15/2027	747,656
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,465,922
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,012,344
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	817,520
	TOTAL	9,353,567
	Consumer Cyclical Services—1.8%
3,025,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	3,225,406
13,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	14,201,793
1,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	1,788,313
1,575,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,642,386
10,653,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	11,203,654
850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	886,656
	TOTAL	32,948,208
	Consumer Products—1.2%
2,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,317,953
3,150,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	3,388,849
3,925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	3,974,062
2,225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	2,305,545
1,000,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,094,375
625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	646,875
7,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	7,188,125
	TOTAL	20,915,784
	Diversified Manufacturing—1.5%
700,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	729,176
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,088,104
8,750,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	9,005,237
1,100,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,097,250
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,581,406
4,875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	5,348,265
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,241,437
925,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	951,594
	TOTAL	27,042,469
	Environmental—0.2%
3,200,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	2,929,008
	Finance Companies—2.0%
475,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 10/26/2020	475,684
500,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	470,205
8,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	8,124,572

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 1,100,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 3/25/2021	$1,109,972
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	776,453
1,375,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,393,906
1,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,063,771
3,000,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	2,979,375
4,500,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,455,000
13,025,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	13,415,750
2,400,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	2,533,284
	TOTAL	36,797,972
	Food & Beverage—2.3%
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,960,894
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,813,375
4,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	4,484,577
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	50,684
450,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	462,825
4,500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	4,633,509
1,800,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	1,947,375
2,900,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	2,987,000
3,275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	3,362,557
3,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	3,315,438
7,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	8,406,168
3,350,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	3,380,318
	TOTAL	40,804,720
	Gaming—3.7%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	439,012
2,500,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	2,458,275
3,925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	4,092,126
3,350,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	3,466,614
600,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	619,500
3,375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	3,522,673
4,400,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	4,669,742
3,075,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	2,979,106
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,726,504
1,525,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,557,025
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,390,344
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,507,275
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,760,053
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,240,847
3,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	3,148,815
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	5,253,500
9,550,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	10,164,781
8,225,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	8,105,121
1,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,824,563
275,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	272,767
350,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	344,750
2,425,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,440,096
2,175,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,225,297
	TOTAL	66,208,786

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—8.6%
$ 500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	$505,625
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	309,116
2,850,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,875,237
8,150,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	8,393,644
5,875,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	5,896,414
6,350,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	6,596,062
525,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	549,281
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	262,795
5,125,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	5,016,094
625,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	606,125
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,236,069
2,600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	2,591,875
8,625,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	8,571,956
1,425,000	HCA, Inc., 5.875%, 2/15/2026	1,597,781
1,650,000	HCA, Inc., 5.875%, 5/1/2023	1,798,500
5,575,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	5,687,874
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,361,783
3,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	4,372,156
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,575,372
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	2,129,237
5,625,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	5,888,672
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,391,959
2,175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	2,294,625
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,179,406
6,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	7,188,750
2,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	2,934,412
11,425,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	11,753,469
5,950,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	6,061,563
450,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	449,908
8,750,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	6,037,500
475,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	492,219
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,160,297
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	802,947
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	707,210
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	2,947,096
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,804,425
1,650,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	1,705,448
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	377,620
4,925,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	4,936,081
2,900,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,910,150
1,450,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,414,656
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,576,500
6,200,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	6,393,285
1,625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,707,973
9,175,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	9,379,511
	TOTAL	155,428,678
	Health Insurance—1.8%
3,025,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	3,147,512
4,725,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	4,993,002
2,675,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	2,841,652

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$ 2,525,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	$2,575,500
2,950,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	3,035,697
1,450,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	1,492,123
1,000,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 5/15/2022	1,013,000
675,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	701,369
6,275,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	6,580,875
4,850,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	5,237,782
		TOTAL	31,618,512
		Independent Energy—4.8%
2,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,441,812
925,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	671,781
700,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	668,500
1,325,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	1,254,609
2,925,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	2,888,437
750,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	575,625
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,186,968
3,800,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,094,875
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	298,272
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	791,632
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	807,253
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,539,019
4,234,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	578,957
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	123,031
2,025,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	1,754,318
6,000,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	5,670,000
2,000,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	2,013,750
1,975,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,032,393
5,150,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	7,725
3,000,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	3,329,535
2,025,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	2,395,210
1,150,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	716,594
2,400,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,472,748
1,050,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	649,488
3,175,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	3,168,539
950,000	[1,2]	Oasis Petroleum, Inc., 6.875%, 1/15/2023	223,250
923,000	[1,2]	Oasis Petroleum, Inc., 6.875%, 3/15/2022	218,636
4,700,000	[1,2]	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	1,125,204
3,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	2,869,762
1,600,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	1,272,000
2,575,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	2,142,078
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	897,688
3,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	2,232,112
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,405,600
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	306,000
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,479,504
2,975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	2,534,388
3,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	2,888,672
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	457,500
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,091,818
3,650,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	3,766,344

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 1,550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	$1,545,156
675,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	644,625
3,675,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	3,436,125
2,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,932,844
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	855,000
875,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	900,568
4,075,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,688,282
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	498,783
3,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,701,169
425,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	190,015
1,700,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	762,552
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,045,330
3,025,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	17,016
1,600,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	1,582,952
1,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	1,220,028
1,400,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	1,451,625
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	470,822
		TOTAL	86,984,519
		Industrial - Other—0.5%
850,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	874,161
2,300,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	2,394,932
1,550,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,641,063
3,900,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	4,060,446
		TOTAL	8,970,602
		Insurance - P&C—4.2%
7,850,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	8,248,858
9,525,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	10,225,659
3,275,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500%, 1/15/2027	3,324,125
7,950,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,122,237
1,700,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,807,313
21,750,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	22,560,296
500,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	532,188
11,600,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	11,740,360
9,700,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	9,851,465
		TOTAL	76,412,501
		Leisure—0.6%
275,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	257,984
575,000		SeaWorld Parks & Entertainment, Inc., 144A, 9.500%, 8/1/2025	595,114
5,125,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,866,444
875,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	932,422
350,000		Vail Resorts, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	371,875
3,425,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	3,040,321
		TOTAL	10,064,160
		Lodging—0.6%
2,475,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,621,953
4,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	4,350,947
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	1,935,338
1,650,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,603,594
		TOTAL	10,511,832

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—6.8%
$ 2,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	$2,406,840
5,900,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	6,040,125
4,100,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	3,436,312
2,175,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	2,018,585
3,750,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	2,662,181
5,575,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	2,905,969
4,075,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	3,559,757
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,600,947
1,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	1,353,984
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	6,002,391
925,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	873,327
1,825,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	1,782,459
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	469,643
10,761,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	10,619,872
425,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2030	425,797
1,825,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	1,902,562
4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,331,772
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,599,406
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,969,600
4,900,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	5,010,250
5,075,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	5,331,364
8,925,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	8,956,237
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	865,406
2,025,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	2,085,750
2,350,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	2,436,656
575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	552,719
3,775,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	3,647,594
2,850,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,841,094
1,975,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,837,145
6,850,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,771,636
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,362,335
7,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	7,783,965
10,925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	11,027,422
850,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	877,880
	TOTAL	122,348,982
	Metals & Mining—1.5%
4,575,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,580,238
1,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,293,328
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	692,509
1,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	1,890,390
3,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	4,028,586
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,565,248
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,040,961
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,075,047
750,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	764,475
5,675,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	5,785,322
	TOTAL	26,716,104
	Midstream—7.7%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	484,612
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,482,172

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 6,300,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	$6,939,733
7,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	5,939,280
5,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,212,250
3,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	3,044,125
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	559,906
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,272,578
3,500,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	3,381,875
7,025,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	7,193,600
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,458,380
3,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	3,748,513
1,400,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	1,439,375
7,300,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	7,417,238
2,800,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,972,018
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,806,875
2,450,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	2,451,225
4,700,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	4,743,146
700,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	714,424
2,850,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,846,152
3,725,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,657,484
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	4,875,750
1,175,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	1,216,478
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	2,888,038
1,775,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	1,846,000
1,900,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,918,810
2,800,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	2,826,278
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,295,853
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,543,922
7,725,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	5,434,653
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,852,666
2,250,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,255,198
1,075,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,103,015
2,750,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	2,668,325
4,225,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	4,207,846
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,470,125
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	725,446
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,275,389
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,485,311
3,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	3,574,298
1,925,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,011,625
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,921,336
1,525,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	1,536,895
1,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,582,875
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	560,625
9,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	7,634,250
1,000,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	856,875
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	477,250
1,300,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	1,269,125
	TOTAL	139,079,218
	Oil Field Services—1.5%
925,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	874,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$ 7,250,000		Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	$6,979,647
2,950,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,463,938
675,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	326,953
2,575,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,665,356
1,100,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	740,438
2,125,000	[4]	Sesi LLC, 7.125%, 12/15/2021	531,250
7,075,000	[4]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,768,750
4,350,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,740,000
3,075,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	3,054,428
7,466,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	7,414,671
		TOTAL	26,559,556
		Packaging—6.1%
9,950,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	9,910,697
2,650,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,703,000
2,175,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,218,500
4,600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,780,780
4,550,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	4,504,500
4,650,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,881,547
2,800,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,941,750
643,000		Berry Plastics Corp., 5.125%, 7/15/2023	653,513
550,000		Berry Plastics Corp., 6.000%, 10/15/2022	552,503
2,200,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,211,000
11,800,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	11,121,500
2,450,000		Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,550,597
11,025,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,052,562
8,400,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	8,505,000
5,125,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,425,556
3,750,000		Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	4,099,219
700,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	759,500
3,352,000		Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	3,412,336
7,200,000		Reynolds Group Issuer, Inc./LLC/LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	7,255,440
850,000		Sealed Air Corp., 144A, 4.875%, 12/1/2022	888,573
900,000		Sealed Air Corp., 144A, 5.250%, 4/1/2023	952,781
2,550,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	2,670,615
350,000		Silgan Holdings, Inc., Sr. Unsecd. Note, Series WI, 4.125%, 2/1/2028	357,875
5,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,992,657
2,750,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	2,926,137
1,575,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	1,634,811
5,775,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,237,000
		TOTAL	110,199,949
		Paper—0.6%
850,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	853,719
6,375,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,701,591
2,225,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,243,078
1,075,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,077,580
		TOTAL	10,875,968
		Pharmaceuticals—3.1%
2,625,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,689,969
1,450,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,541,531
1,375,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,424,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 2,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	$2,066,563
1,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	1,282,294
444,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	443,723
245,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	243,966
10,275,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	10,529,306
4,275,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	4,403,250
1,050,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,131,832
8,825,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,708,956
2,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	3,025,582
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	825,975
700,000		Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	704,501
4,503,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	3,314,208
2,314,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	2,422,469
3,350,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	3,455,960
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	2,090,000
7,125,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,799,063
9,150,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,321,812
600,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	629,394
		TOTAL	56,054,854
		Restaurant—2.1%
975,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	995,953
16,025,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	16,458,556
10,075,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	10,177,866
525,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	552,408
1,175,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,268,266
2,400,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	2,465,220
3,900,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,061,850
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	387,187
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	1,327,484
		TOTAL	37,694,790
		Retailers—0.4%
775,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	828,766
3,675,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	3,846,586
2,366,943	[5]	Party City Holdings, Inc., Series 144A, 5.750% (3-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	1,775,207
1,150,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,206,781
		TOTAL	7,657,340
		Supermarkets—0.9%
1,500,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	1,492,230
2,500,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,431,250
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	939,150
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	962,271
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	989,023
8,280,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	8,571,415
		TOTAL	15,385,339
		Technology—7.0%
4,350,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	4,617,764
1,825,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	1,931,762
2,050,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	2,075,625
1,525,000		BY Crown Parent LLC/BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	1,554,547
2,175,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,170,922

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	$1,399,525
1,000,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,096,875
12,075,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	12,573,697
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,362,479
700,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	723,188
1,275,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,363,453
8,975,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	9,850,062
1,025,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,038,761
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,337,411
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,537,973
3,725,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	3,787,859
2,475,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	2,570,755
1,950,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,951,219
2,800,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	2,805,250
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,964,569
2,350,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	2,487,028
100,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	110,713
5,225,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,525,437
1,475,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,498,526
1,175,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	1,190,604
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,365,121
1,350,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	1,375,650
4,050,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	4,310,091
1,275,000	Qorvo, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2026	1,354,407
675,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	686,482
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	761,688
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,762,988
900,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	944,437
775,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	772,094
8,275,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	8,804,352
1,034,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,112,506
5,610,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	6,366,312
13,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	13,650,175
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	4,043,398
2,700,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,787,750
	TOTAL	126,623,455
	Transportation Services—0.3%
1,925,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,856,422
3,375,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,459,375
	TOTAL	5,315,797
	Utility - Electric—2.9%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,718,597
900,000	Calpine Corp., 144A, 5.250%, 6/1/2026	937,751
975,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	975,609
950,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	970,116
2,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,539,217
850,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	890,545
8,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,263,109
6,825,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,227,402
2,500,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	2,665,363

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 700,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	$756,438
1,875,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	1,948,828
2,975,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,167,512
7,050,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,730,677
2,975,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,127,469
3,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,187,250
3,600,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,803,976
		TOTAL	52,909,859
		Wireless Communications—2.5%
12,725,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	13,347,889
3,250,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,053,432
4,675,000		Sprint Corp., 7.125%, 6/15/2024	5,384,992
7,075,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,291,015
1,750,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,117,325
825,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	889,969
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	258,069
3,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,766,820
2,400,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,409,240
4,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	4,472,719
		TOTAL	44,991,470
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,776,669,675)	1,746,478,867
		COMMON STOCKS—0.2%
		Chemicals—0.1%
98,676	[2]	Hexion Holdings Corp.	1,011,429
		Independent Energy—0.1%
90,852	[2]	Whiting Petroleum Corp.	1,570,831
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	544,121
		Retailers—0.0%
240,859	[2]	Party City Holdco, Inc.	626,234
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,850,421)	3,752,615
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
$ 3,394,000	[5]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025 (IDENTIFIED COST $5,942,966)	2,290,950
		INVESTMENT COMPANY—3.2%
57,693,227		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[6] (IDENTIFIED COST $57,739,382)	57,722,074
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,851,202,444)	1,810,244,506
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[7]	(8,877,679)
		TOTAL NET ASSETS—100%	$1,801,366,827

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2019	$87,230,130
Purchases at Cost	$490,920,898
Proceeds from Sales	$(520,455,902)
Change in Unrealized Appreciation/Depreciation	$(11,319)
Net Realized Gain/(Loss)	$38,267
Value as of 9/30/2020	$57,722,074
Shares Held as of 9/30/2020	57,693,227
Dividend Income	$294,347

1	Issuer in default.
2	Non-income-producing security.
3	The company filed for Chapter 11 on 11/14/2020.
4	The company announced it intends to restructure through a Chapter 11 filing.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,746,478,867	$—	$1,746,478,867
Floating Rate Loan	—	2,290,950	—	2,290,950
Equity Securities:
Common Stocks
Domestic	3,752,615	—	—	3,752,615
Investment Company	57,722,074	—	—	57,722,074
TOTAL SECURITIES	$61,474,689	$1,748,769,817	$—	$1,810,244,506

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind